Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Long-term debt and other financial liabilities	213,711	235,603
Less: Deferred finance costs and debt discounts	(2,921)	(3,727)
Total	210,790	231,876
Less - current portion	(31,780)	(35,051)
Long-term portion	179,010	196,825

Debt related to assets held for sale	-	13,100
Less: Deferred finance costs	-	(110)
Total	-	12,990

Total debt net of deferred finance costs and debt discounts	210,790	244,866

Senior long-term debt

Loan Facilities amended during the year ended December 31, 2023

October 2022 Danish Ship Finance Loan Facility

On October 10, 2022, the Company entered into a facility agreement with Danish Shipping Finance A/S for a $28,000 term loan for the purpose of refinancing the existing UniCredit Bank Loan Facility, which was secured by the Premiership and the Fellowship. The October 2022 Danish Ship Finance Loan Facility was divided in two equal tranches, bears interest of SOFR plus a margin of 2.50% and has a term of five years. The repayment schedule of each tranche comprises six quarterly installments of $780 followed by fourteen quarterly installments of $518 and a final balloon of $2,100 payable together with the twentieth installment. Each borrower is required to maintain minimum liquidity of $650 in its retention account.

On April 18, 2023, the Company amended and restated the loan facility with Danish Ship Finance entered in October 2022 to refinance the Championship Cargill Sale and Leaseback. The amended and restated facility includes a new tranche (Tranche C) of $15,750 secured by the Championship, while a sustainability adjustment mechanism was introduced in respect of the underlying interest rate of the facility. The new tranche has a five-year term and the repayment schedule comprises eight quarterly installments of $725 followed by twelve quarterly installments of $585 and a final balloon of $2,930 payable together with the final installment. The interest rate is 2.65% over 3-month term SOFR per annum, which can be increased or decreased by 0.05% based on certain emission reduction thresholds. For the new tranche secured by the Championship, the borrower is required to maintain a minimum liquidity amount of $700, while each of the borrowers under the Premiership and Fellowship tranches are still required to maintain minimum liquidity of $650 in their respective retention accounts. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 133%, at any time when the corporate leverage ratio (as defined therein) is equal to or less than 65%. If the corporate leverage ratio is higher than 65%, the Company is required to maintain a security cover (as defined therein) of not less than 143%. As of December 31, 2023, the amount outstanding under the facility was $36,060.
June 2022 Piraeus Bank Loan Facility

On June 22, 2022, the Company entered into a facility agreement with Piraeus Bank S.A. for a $38,000 sustainability-linked loan for the purpose of (i) refinancing the pre-existing November 2021 Piraeus Bank Loan Facility, which was secured by the Worldship and (ii) partly financing the acquisition cost of the Honorship. On July 3, 2023, the Company entered into an overriding agreement to replace the LIBOR with term SOFR as reference rate which is effective as of July 27, 2023. The loan bears interest of SOFR plus a margin of 3.00% and a credit adjustment spread (as defined therein). The margin is subject to a sustainability pricing adjustment whereby it may be decreased by up to 0.10% upon meeting certain emission reduction targets during the term of the facility. The term is five years and the repayment schedule comprises four quarterly installments of $2,000, followed by two quarterly installments of $1,500, followed by fourteen quarterly installments of $750 and a final balloon of $16,500 payable together with the final installment. As per the supplemental agreement entered into on July 3, 2023, the leverage ratio (as defined in the facility agreement) required by the Company was reduced from 85% to 70% effective from June 30, 2023 until the maturity of the loan. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 125% until December 24, 2023 and 130% thereafter until the maturity of the loan. The June 2022 Piraeus Bank Loan Facility was assessed based on provisions of ASC 470-50 and was treated as debt modification. As of December 31, 2023, the amount outstanding under the facility was $27,000.

August 2021 Alpha Bank Loan Facility
On August 9, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $44,120 term loan for the purpose of (i) refinancing a pre-existing Alpha Bank loan facility which was secured by the Leadership, the Squireship and the Lordship and (ii) financing the previously unencumbered Friendship. Originally, the loan was divided into two tranches as follows: Tranche A, corresponding to the Squireship and the Lordship and Tranche B, corresponding to the Friendship. The facility agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification of the pre-existing Alpha Bank loan facility. On April 28, 2023, the Company prepaid $8,506 of Tranche A and $3,470 of Tranche B using the proceeds from the Village Seven Sale and Leaseback (described below) and as a result all the securities regarding the Lordship were irrevocably and unconditionally released. Following the prepayment of the Lordship, the amortization schedule of the remaining tranches was amended whereby Tranche A is repayable through seven quarterly installments of $601 each and a final balloon of $10,284 payable together with the final installment and Tranche B is repayable through eight quarterly installments of $258 each and a final balloon of $3,918 payable together with the final installment. The repayment of installments for both tranches commenced in November 2023. The borrower owning the Squireship is required to maintain an average quarterly minimum free liquidity of $500, whereas the borrower owning the Friendship is required to maintain $500 at all times. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 125% of the aggregate outstanding loan amount. On June 30, 2022, the Company entered into a supplemental agreement to the facility pursuant to which, the August 2021 Alpha Bank Loan Facility was cross collateralized with the June 2022 Alpha Bank Loan Facility discussed below. Furthermore, on November 10, 2023, the Company entered into the second supplemental agreement pursuant to which, inter alia, the LIBOR was replaced with term SOFR as reference rate with retrospective effect from May 23, 2023. Following such transition, Tranche A bears interest at term SOFR plus a margin of 3.55% and Tranche B bears interest at term SOFR plus a margin of 3.30%. The August 2021 Alpha Bank Loan Facility is cross collateralized with the June 2022 Alpha Bank Loan Facility discussed below. As of December 31, 2023, the amount outstanding under the facility was $19,615.

Sinopac Loan Facility

On December 20, 2021, the Company entered into a $15,000 loan facility with Sinopac Capital International (HK) Limited to refinance the Tranche B of the July 2020 Entrust Facility secured by, inter alia, the Geniuship. On August 25, 2023 the Company entered into an overriding agreement to replace the LIBOR with term SOFR as reference rate which is effective as of September 12, 2023. The interest rate is Term SOFR plus a margin of 3.5%. The principal will be repaid over a five-year term, through four quarterly installments of $530 followed by 16 quarterly installments of $385 and a final balloon payment of $6,720 payable together with the last installment. The borrower is required to ensure that the market value of the vessel plus any additional security shall be not less than 130% of the aggregate outstanding loan amount. As of December 31, 2023, the amount outstanding under the facility was $11,340.

Pre – Existing Loan Facilities

June 2022 Alpha Bank Loan Facility

On June 21, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $21,000 term loan secured by the Dukeship. The loan bears interest of SOFR plus a margin of 2.95% and the term is four years. The repayment schedule comprises four quarterly installments of $1,000 followed by twelve quarterly installments of $500 and a final balloon of $11,000 payable together with the sixteenth installment. In addition, the Company is required to maintain a security requirement ratio (as defined therein) not less than 125%. The borrower is required to maintain minimum liquidity of $500 in its operating account. The June 2022 Alpha Bank Loan Facility is cross collateralized with the August 2021 Alpha Bank Loan Facility. As of December 31, 2023, the amount outstanding under the facility was $16,000.

December 2022 Alpha Bank Loan Facility

On December 15, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $16,500 term loan for the purpose of partly financing the acquisition cost of the Paroship. The interest rate of the facility is equal to term SOFR plus a margin of 2.90% and the term is four years. The repayment schedule comprises four quarterly installments of $525 followed by twelve quarterly installments of $400 and a final balloon of $9,600 payable together with the sixteenth installment. In addition, the Company is required to maintain a security requirement (as defined therein) of not less than 125%. The borrower is required to maintain minimum liquidity of $500 in its operating account. As of December 31, 2023, the amount outstanding under the facility was $14,400.

As of December 31, 2023, each of the facilities mentioned above was secured by a first priority mortgage over the respective vessel, general assignments covering the respective vessel’s earnings, charter parties, insurances and requisition compensation, account pledge agreements covering the vessel’s earnings accounts (excluding the Sinopac Loan Facility), technical and commercial managers’ undertakings, pledge agreements covering the shares of the applicable vessel-owning subsidiaries and a corporate guarantee by the Company. In addition, certain of these loan facilities were secured by specific charterparty assignments, for charterparties exceeding 12 or 13 months in duration and hedging assignment agreements.

Loan Facilities repaid during the years ended December 31, 2023 and 2022

November 2021 Piraeus Bank Loan Facility

On November 12, 2021, the Company entered into a $16,850 sustainability-linked loan facility with Piraeus Bank S.A. to finance part of the acquisition cost of the Worldship. The interest rate was LIBOR plus a margin of 3.05%, which could be decreased to 2.95% based on certain emission reduction thresholds (as described therein). The principal was scheduled to be repaid over a five-year term, through four installments of $1,000, followed by two installments of $750, followed by 14 installments of $375, followed by a balloon of $6,100 payable together with the last installment. On June 22, 2022, the Company refinanced the facility using the proceeds from the June 2022 Piraeus Bank Loan Facility.

UniCredit Bank Loan Facility

On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility of $52,705 to partially finance the acquisition of the Premiership, Gladiatorship and Guardianship. On November 22, 2018 following the sale of the Gladiatorship and Guardianship, the Company entered into an amendment and restatement of the facility in order to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and the Guardianship as borrowers and (ii) include as replacement borrower the vessel-owning subsidiary of the Fellowship. On July 3, 2019, the Company entered into a supplemental agreement pursuant to which: (i) $2,208 of installments originally falling due within 2019 were deferred to the balloon installment on December 28, 2020, (ii) the applicable margin was increased from 3.20% to 4.20% with effect from March 26, 2019 until December 27, 2019 inclusive and reinstated to the original levels subsequently and (iii) the requirement for each borrower to hold minimum liquidity of $500 cash was cancelled. On February 8, 2021, the Company entered into a supplemental agreement to the facility pursuant to which: (i) the quarterly installments were reduced from $1,550 to $1,200, effective as of the December 2020 installment, (ii) the applicable margin was increased from 3.2% to 3.5% with effect as of December 29, 2020 until the maturity of the facility, (iii) the maturity of the loan was extended to December 29, 2022 from December 29, 2020 initially, and (iv) several of its financial covenants were waived with retrospective effect from June 2020 onwards. On October 13, 2022, the facility was refinanced in full by the October 2022 Danish Ship Finance Loan Facility.

February 2019 ATB Loan Facility

On February 13, 2019, the Company entered into a new loan facility with ATB, or the February 2019 ATB Loan Facility, in order to (i) refinance the existing indebtedness over the Partnership under the May 2017 ATB Loan Facility and (ii) finance of installation of open loop scrubber systems on the Squireship and Premiership. The interest rate of the facility was equal to LIBOR plus a margin of 4.65%. The February 2019 ATB Loan Facility was divided in Tranche A, relating to the refinancing of the Partnership, and Tranches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A was repayable in sixteen equal quarterly installments of $200 and a balloon payment of $13,190 payable on November 27, 2022 and each of Tranche B and C was repayable in twelve quarterly installments of $189.8 until August 26, 2022. On February 12, 2021, the Company entered into a supplemental agreement to the facility to amend several of its financial covenants. On December 9, 2021, the Company entered into a supplemental letter to the facility pursuant to which: the lender (i) provided its consent for the prepayment of the Third JDH Note secured by the Partnership which was subject to an intercreditor agreement entered into between the Company, ATB and the holder of the convertible note, (ii) waived a breach of the borrower concerning the repayment of certain subordinated liabilities (as defined therein) in the amount of $1,080 and (iii) waived the borrower’s obligation to make an additional repayment (as defined therein) in the amount of $1,080. An amendment fee of $50 was paid in respect of the supplemental letter. On February 28, 2022, the outstanding balance of $15,129 was repaid in full with cash on hand and subsequently refinanced by the Chugoku Bank Sale and Leaseback.

July 2020 Entrust Facility

On July 15, 2020, the Company entered into a secured loan facility of $22,500 with Lucid Agency Services Limited and Lucid Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders, the proceeds of which were used for the refinancing of a loan facility with Hamburg Commercial Bank AG secured by the Gloriuship and the Geniuship. The interest rate of the facility was equal to a fixed rate of 10.50%. The Company drew down the $22,500 on July 16, 2020. In addition, the July 2020 Entrust Facility was cross collateralized with a pre-existing facility with Entrust. The cross-collateral security structure was released following the full prepayment of the pre-existing facility that was subsequently financed by a loan facility with Alpha Bank repaid in 2021. On December 20, 2021, the Company repaid the balance of $14,618 related to Tranche B secured by the Geniuship. On the date of repayment, $438 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”. The outstanding balance of the loan, amounting to $4,950, was transferred to United following completion of the Spin-Off.

ABB Loan Facility

On April 22, 2021, the Company entered into a facility agreement with Aegean Baltic Bank S.A. for a $15,500 term loan for the financing of the Goodship and the Tradership. The loan was divided into two tranches: (i) Tranche A of $7,500 for the Goodship, drawn down on April 26, 2021, and (ii) Tranche B of $8,000 for the Tradership, drawn down on June 14, 2021. The loan bore interest of LIBOR plus a margin of 4%. Tranche A was repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $3,900, payable in October 2025. Tranche B was repayable in 18 quarterly installments of $200 each, with the last installment being payable together with a balloon installment of $4,400. On February 9, 2023, in connection with the disposal of the Goodship, the Company fully prepaid the outstanding loan amount of Tranche A of $6,100 under the facility. On February 24, 2023, in connection with the disposal of the Tradership, the Company fully prepaid the remaining outstanding loan amount of Tranche B of $6,800. Following the full prepayment of the ABB Loan Facility, all securities created in favor of ABB were irrevocably and unconditionally released.

Other Financial Liabilities - Sale and Leaseback Transactions
New Sale and Leaseback Activities during the year ended December 31, 2023

Evahline Sale and Leaseback

On March 29, 2023, we entered into a $19,000 sale and leaseback agreement with a subsidiary of Evahline Inc. (“Evahline”) for the refinancing of the Hanchen Sale and Leaseback. The agreement became effective on April 6, 2023, upon the delivery of the Knightship to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Knightship will continue to be recorded as an asset on the Company’s balance sheet.  The Company sold and chartered back the vessel from Evahline on a bareboat basis for a six-year period. The applicable interest rate is 3-month term SOFR plus 2.80% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the six-year bareboat period, the ownership of the vessel will be transferred to the Company at no additional cost.  The Company is required to maintain a minimum value (as defined therein) of at least 120% of the charterhire principal. The charterhire principal amortizes in seventy-two consecutive monthly installments paid in advance averaging at $264. The charterhire principal as of December 31, 2023 was $16,625.

Village Seven Sale and Leaseback

On April 24, 2023, we entered into a $19,000 sale and leaseback agreement for the Lordship with Village Seven Co., Ltd and V7 Fune Inc. (collectively, “Village Seven”) to partially refinance the August 2021 Alpha Bank Loan Facility. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Lordship will continue to be recorded as an asset on the Company’s balance sheet.  The Company sold and chartered back the vessel from Village Seven on a bareboat basis for a period of four years and five months. The applicable interest rate is 3-month term SOFR plus 3.00% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the bareboat period, the Company has the option to repurchase the vessel at $7,811, which the Company expects to exercise. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal amortizes in fifty-three consecutive monthly installments paid in advance averaging at $211. The charterhire principal as of December 31, 2023 was $17,091.

Sale and Leaseback Activities amended during the year ended December 31, 2023

CMB Financial Leasing Co., Ltd. (“CMBFL”) Sale and Leaseback

On June 22, 2021, the Company entered into sale and leaseback agreements for the Hellasship and the Patriotship in the total amount of a $30,900 with CMBFL for the purpose of financing the outstanding acquisition price of both vessels. The Company sold and chartered back the vessels from two affiliates of CMBFL on a bareboat basis for a five-year period. On September 25, 2023, the Company entered into an amendment and restatement pursuant to which, inter alia, the LIBOR was replaced with term SOFR as reference rate, with retrospective effect from June 28, 2023. Following such transaction, the financings bear interest at term SOFR plus a margin of 3.5%. The Company is required to maintain a corporate leverage ratio (as defined therein) that will not be higher than 85% until the maturity. Additionally, each bareboat Charterer is required to maintain minimum liquidity of $550 in its earnings account. The bareboat charterers are also required to maintain a value maintenance ratio of at least 120% of the charterhire principal. The Company has the option to buy back the vessels between the end of the second year until the end of the fifth year at predetermined prices as defined in the agreement. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the two vessels will continue to be recorded as an asset on the Company’s balance sheet. The charterhire principal amortizes in twenty quarterly installments of $780 each along with a balloon payment of $15,300 at maturity. The charterhire principal as of December 31, 2023, was $23,100.

Existing Sale and Leaseback Agreements

Chugoku Bank Sale and Leaseback

On February 25, 2022, the Company entered into a sale and leaseback transaction with Chugoku Bank, Ltd. to refinance the Partnership which was previously financed by the February 2019 ATB Loan Facility and the Second JDH Loan secured through first and second priority mortgages respectively. The drawdown of the funds under the sale and leaseback agreement occurred on March 9, 2022. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Partnership will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $21,300 and the interest rate is 2.9% plus SOFR per annum. The principal will be repaid over an eight-year term, through 32 quarterly installments averaging at approximately $590, followed by a purchase option of $2,388 at the expiration of the bareboat, which the Company expects to exercise. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. The charterhire principal as of December 31, 2023 was $17,259.

Flagship Cargill Sale and Leaseback

On May 11, 2021, the Company entered into a $20,500 sale and leaseback agreement with Cargill for the purpose of financing part of the acquisition cost of the Flagship. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Flagship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The implied average applicable interest rate is equivalent to 2% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of such period it has a purchase obligation at $10,000. Additionally, at the time of repurchase, if the market value of the vessel is greater than certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 15% of the difference between the market price and such threshold prices (the “Asset Upside Amount”). The Company recognized a participation liability of $353 as of December 31, 2023 and is included under Other liabilities – non-current in the consolidated balance sheets. No participation liability was recognized as of December 31, 2022, as the estimated market value did not exceed the threshold prices. The charterhire principal amortizes in sixty monthly installments averaging approximately $175 each along with a balloon payment of $10,000, at maturity on May 10, 2026. The charterhire principal as of December 31, 2023, was $15,221.

Sale and Leasebacks Agreements repaid during the year ended December 31, 2023

Hanchen Sale and Leaseback

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd.. The Company’s wholly-owned subsidiary, Knight Ocean Navigation Co. (“Knight” or the “Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation at the end of the eighth year. The charterhire principal bore interest at LIBOR plus a margin of 4%.  Under ASC 842-40, the transaction was accounted for as a financial liability.  Of the $26,500, $18,550 were cash proceeds, $6,625 was withheld by Hanchen as an upfront charterhire upon the delivery of the vessel, and an amount of $1,325, or Charterer’s Deposit, which was given as a deposit by Knight to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by Knight of its obligations and undertakings as per the sale and leaseback agreement. The Charterer’s Deposit could be set off against the balloon payment at maturity. The Company had continuous options to buy back the Knightship at any time following the second anniversary of the bareboat charter and a purchase obligation of $5,299 at the end of the leaseback period. The charterhire principal was repayable in thirty-two consecutive equal quarterly installments of approximately $456 along with a balloon payment of $5,299 payable together with the final installment. On April 6, 2023, the facility was refinanced by the Evahline Sale and Leaseback and the outstanding charterhire principal of $11,221 was repaid in full.

Championship Cargill Sale and Leaseback

On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under a previous loan facility. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The implied average applicable interest rate was equivalent to 4.71% per annum. Under ASC 842-40, the transaction was accounted for as a financial liability. The Company was required to maintain an amount of $1,600 as a security deposit which was set-off against the vessel repurchase price. Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system which was fully drawn. The sale and leaseback agreement did not include any financial covenants or security value maintenance provisions. Moreover, as part of the transaction, the Company issued 750 of its common shares to Cargill which were subject to customary statutory registration requirements. The fair market value of the shares on the date issued to Cargill was $1,541 and amortized over the lease term using the effective interest method.  The unamortized balance was accounted for as a deferred finance cost and is classified in other financial liabilities on the consolidated balance sheets. The Company had continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it had a purchase obligation at $14,051. Additionally, at the time of repurchase, if the market value of the vessel was greater than certain threshold prices, as set forth in the agreement, the Company would pay to Cargill 20% of the difference between the market price and such threshold prices (the “Profit Share Amount”). Additionally, upon the repurchase of the vessel, the Company was obliged to pay an amount for the remaining period of the initial charterhire based on the Baltic Capesize Index FFA curve and a discount rate on the BCI as per the sale and leaseback agreement (the “Washout Amount”). The charterhire principal was repayable in sixty monthly installments averaging approximately $167 each along with a balloon payment of $14,051, including the additional scrubber tranche, at maturity. On November 15, 2022, the Company exercised its option to purchase the Championship. On April 24, 2023, the Company paid (i) an amount of $793, accounting for the Profit Share Amount,  (ii) an amount of $113 for the Washout Amount and (iii) the purchase option price of $15,678 by using the proceeds from the  October 2022 Danish Ship Finance Loan Facility.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear floating interest at SOFR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of December 31, 2023, the Company was in compliance with all covenants relating to its loan facilities as at that date.

As of December 31, 2023, ten of the Company’s owned vessels, having a net carrying value of $270,022, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s six bareboat chartered vessels, having a net carrying value of $140,454 as of December 31, 2023, have been financed through sale and leaseback agreements. As is in typical leaseback agreements, the title of ownership is held by the relevant lenders.

Subordinated long-term debt

Second JDH Loan (originally entered into in May 2017)

In February 2021, the Company prepaid $100 of the outstanding balance of the Second Jelco Delta Holding Corp., or JDH, Loan, using proceeds from (i) Class E warrants exercises during 2021 (Note 12) and (ii) its February 2021 registered direct offering (Note 12). On April 26, 2021, JDH exercised its option to purchase 428,571 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and ten warrant to purchase one common share at an exercise price of $7.0 per share) at a price of $7.0 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units). The issuance of units to JDH and associated reduction in debt balance took place on May 6, 2021. On the same date, the Company fully amortized the unamortized balance of $424 of the fair value of the option to purchase the 428,571 Units, in accordance with its original conversion terms and recognized such amount in “Interest and Finance costs”.

On February 28, 2022, the Company voluntarily prepaid the remaining balance of $1,850 of the Second JDH Loan using cash on hand. All obligations under the Second JDH Loan were irrevocably and unconditionally discharged pursuant to the deed of release dated February 28, 2022.

The annual principal payments required to be made after December 31, 2023 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending December 31,	Amount
2024	32,955
2025	44,433
2026	76,786
2027	43,657
Thereafter	15,880
Total	213,711